Cash flow from operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flow from operations
(Loss)/earnings before interest and tax (EBIT)	R (111,030)	R 9,697	R 17,747
Adjusted for
share of (losses)/profits of equity accounted investments	347	(1,074)	(1,443)
equity-settled share-based payment	1,946	1,659	3,776
Depreciation and amortisation	22,575	17,968	16,425
Effect of remeasurement items	110,834	18,645	9,901
Movement in long-term provisions
income statement charge	(2,208)	430	(596)
utilisation	(734)	(1,099)	(729)
Movement in short-term provisions	39	(3)	25
Movement in post-retirement benefits	733	635	(561)
Translation effects	6,098	(199)	(121)
Write-down of inventories to net realisable value	384	371	234
Movement in financial assets and liabilities	3,990	864	2,415
Movement in other receivables and payables	3,057	601	(244)
Other non-cash movements	515	493	(191)
Cash flow from operations	R 36,546	R 48,988	R 46,638